CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Avenue NW, Suite 400

Washington, DC  20009

Telephone:  (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectuses and statement of additional information dated February 1, 2017 as revised October 3, 2017 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 91 (“Amendment No. 91”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 91 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-001889) on October 3, 2017:

Calvert Balanced Portfolio

Calvert Equity Portfolio

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

Calvert Aggressive Allocation Fund

Calvert Bond Portfolio

CALVERT SOCIAL INVESTMENT FUND

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  October 10, 2017